Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Select Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Communication Services 8.6%
Entertainment 5.6%
Liberty Media Corp.-Liberty Formula One, Class C(a)	75,742	4,718,727
Take-Two Interactive Software, Inc.(a)	84,194	11,819,996
TKO Group Holdings, Inc.	46,491	3,908,033
Warner Music Group Corp., Class A	104,780	3,290,092
Total		23,736,848
Interactive Media & Services 1.1%
Pinterest, Inc., Class A(a)	168,753	4,561,393
Media 1.9%
Trade Desk, Inc. (The), Class A(a)	106,179	8,297,889
Total Communication Services		36,596,130
Consumer Discretionary 13.9%
Automobiles 0.9%
Ferrari NV	12,945	3,825,765
Hotels, Restaurants & Leisure 10.5%
Booking Holdings, Inc.(a)	3,366	10,380,576
Churchill Downs, Inc.	46,099	5,349,328
DraftKings, Inc., Class A(a)	422,956	12,451,824
Flutter Entertainment PLC(a)	20,392	3,317,909
Hilton Worldwide Holdings, Inc.	44,421	6,671,146
Restaurant Brands International, Inc.	95,672	6,373,669
Total		44,544,452
Specialty Retail 1.7%
Tractor Supply Co.	34,253	6,955,072
Textiles, Apparel & Luxury Goods 0.8%
On Holding AG, Class A(a)	125,810	3,500,034
Total Consumer Discretionary		58,825,323
Consumer Staples 3.8%
Beverages 2.4%
Keurig Dr. Pepper, Inc.	208,993	6,597,909
Monster Beverage Corp.(a)	70,364	3,725,774
Total		10,323,683
Consumer Staples Distribution & Retail 1.4%
Dollar Tree, Inc.(a)	53,278	5,671,443
Total Consumer Staples		15,995,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Oil, Gas & Consumable Fuels 4.2%
Cameco Corp.	140,074	5,552,533
Hess Corp.	53,117	8,126,901
Pioneer Natural Resources Co.	18,623	4,274,910
Total		17,954,344
Total Energy		17,954,344
Financials 3.9%
Capital Markets 2.2%
LPL Financial Holdings, Inc.	38,439	9,135,028
Financial Services 1.7%
Apollo Global Management, Inc.	80,279	7,205,843
Total Financials		16,340,871
Health Care 18.4%
Biotechnology 1.5%
Alnylam Pharmaceuticals, Inc.(a)	13,748	2,434,771
Exact Sciences Corp.(a)	59,654	4,069,596
Total		6,504,367
Health Care Equipment & Supplies 4.5%
DexCom, Inc.(a)	65,965	6,154,534
IDEXX Laboratories, Inc.(a)	18,283	7,994,607
Inspire Medical Systems, Inc.(a)	9,297	1,844,897
Insulet Corp.(a)	18,285	2,916,275
Total		18,910,313
Health Care Providers & Services 4.0%
Cencora, Inc.	58,815	10,584,936
Chemed Corp.	12,262	6,372,561
Total		16,957,497
Life Sciences Tools & Services 8.4%
Bio-Techne Corp.	77,648	5,285,499
Illumina, Inc.(a)	31,185	4,281,077
Mettler-Toledo International, Inc.(a)	3,832	4,246,124
Repligen Corp.(a)	27,493	4,371,662
2	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Waters Corp.(a)	28,494	7,813,340
West Pharmaceutical Services, Inc.	25,318	9,499,567
Total		35,497,269
Total Health Care		77,869,446
Industrials 19.6%
Aerospace & Defense 4.0%
HEICO Corp.	33,322	5,395,831
Howmet Aerospace, Inc.	106,689	4,934,366
TransDigm Group, Inc.(a)	8,129	6,853,804
Total		17,184,001
Commercial Services & Supplies 4.8%
Cintas Corp.	15,773	7,586,971
Rollins, Inc.	340,087	12,695,447
Total		20,282,418
Electrical Equipment 1.3%
AMETEK, Inc.	36,806	5,438,455
Ground Transportation 5.1%
CSX Corp.	202,475	6,226,106
Saia, Inc.(a)	10,961	4,369,603
XPO, Inc.(a)	147,095	10,982,113
Total		21,577,822
Trading Companies & Distributors 4.4%
Ferguson PLC	22,650	3,725,245
SiteOne Landscape Supply, Inc.(a)	60,144	9,830,537
W.W. Grainger, Inc.	7,389	5,112,006
Total		18,667,788
Total Industrials		83,150,484
Information Technology 19.3%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	49,401	9,086,326
IT Services 4.4%
MongoDB, Inc.(a)	37,870	13,097,718
Snowflake, Inc., Class A(a)	35,878	5,481,082
Total		18,578,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.8%
Lam Research Corp.	15,735	9,862,226
Lattice Semiconductor Corp.(a)	127,925	10,992,595
Monolithic Power Systems, Inc.	7,739	3,575,418
Total		24,430,239
Software 7.0%
BILL Holdings, Inc.(a)	29,748	3,229,741
Crowdstrike Holdings, Inc., Class A(a)	65,406	10,947,656
Datadog, Inc., Class A(a)	45,681	4,161,082
HubSpot, Inc.(a)	14,355	7,069,838
Splunk, Inc.(a)	27,893	4,079,351
Total		29,487,668
Total Information Technology		81,583,033
Materials 2.1%
Chemicals 1.1%
Sherwin-Williams Co. (The)	18,061	4,606,458
Construction Materials 1.0%
Vulcan Materials Co.	20,751	4,192,117
Total Materials		8,798,575
Real Estate 1.8%
Real Estate Management & Development 1.8%
CoStar Group, Inc.(a)	99,996	7,688,693
Total Real Estate		7,688,693
Total Common Stocks (Cost $397,428,878)		404,802,025

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	13,149,268	13,145,324
Total Money Market Funds (Cost $13,145,324)		13,145,324
Total Investments in Securities (Cost: $410,574,202)		417,947,349
Other Assets & Liabilities, Net		5,551,709
Net Assets		423,499,058

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	11,384,999	217,890,696	(216,130,249)	(122)	13,145,324	(8,381)	498,127	13,149,268
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Third Quarter Report 2023

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3QT7017_12_B01_(11/23)